INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

8.  INCOME TAXES

The provision for income taxes from continuing operations consisted of the following:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
Current:
Federal	$102.3	$112.5	$71.1
State	12.5	10.4	7.9
Foreign	67.4	44.2	41.3
	182.2	167.1	120.3
Deferred:
Federal	(5.9)	(1.5)	15.7
State	(2.1)	0.5	(4.1)
Foreign	(18.2)	1.0	(3.0)
	(26.2)	-	8.6
Provision for income taxes	$156.0	$167.1	$128.9

The provision for income taxes from discontinued operations was $3.4 million, $1.4 million and $36.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Domestic and foreign income from continuing operations before income taxes was as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
U.S.	$341.8	$338.6	$260.7
Foreign	89.5	67.3	107.0
	$431.3	$405.9	$367.7

The provision for income taxes reconciles with the U.S. federal statutory rate, as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
	(In millions)
Federal statutory rate	35.0%	35.0%	35.0%

Provision computed at federal statutory rate	$151.0	$142.0	$128.7
State and local taxes, net of federal tax benefit	5.8	5.8	2.6
Foreign	(5.3)	3.1	2.4
Valuation allowance	(0.9)	(0.6)	(3.2)
Tax reserves	0.2	(1.1)	0.8
Currency and other tax effects of Brazil Transaction(1)	(15.3)	20.5	-
Global restructuring(2)	20.5	-	-
Other	-	(2.6)	(2.4)
Provision for income taxes	$156.0	$167.1	$128.9

Effective income tax rate	36.2%	41.2%	35.1%

(1)
During the fourth quarter of 2012, we recorded a $15.3 million tax benefit as a result of tax authorities approving a tax method change which impacted the tax expense recorded in connection with the merger of our Brazilian business in the second quarter of 2011.

(2)	During the fourth quarter of 2012, we completed an international tax restructuring resulting in the recognition of tax expense of $20.5 million.

We record deferred income taxes using enacted tax laws and rates for the years in which the taxes are expected to be paid. Deferred income tax assets and liabilities are recorded based on the differences between the financial reporting and income tax bases of assets and liabilities. For additional information about our income tax policy, see Note 1 of the Notes to Consolidated Financial Statements.

Components of the deferred income tax assets and liabilities at December 31, 2012 and 2011, were as follows:

	December 31,
	2012	2011
	(In millions)
Deferred income tax assets:
Employee pension benefits	$149.9	$172.1
Net operating and capital loss carryforwards	107.3	102.0
Foreign tax credits	54.2	53.8
Employee compensation programs	54.9	49.4
Reserves and accrued expenses	7.7	8.9
Deferred revenue	3.8	8.7
Other	3.1	5.8
Gross deferred income tax assets	380.9	400.7
Valuation allowance	(102.5)	(92.8)
Total deferred income tax assets, net	$278.4	$307.9

Deferred income tax liabilities:
Goodwill and intangible assets	(305.2)	(322.1)
Pension expense	(101.4)	(122.1)
Undistributed earnings of foreign subsidiaries	(52.3)	(44.8)
Depreciation	(15.3)	(17.5)
Other	(18.8)	(21.1)
Total deferred income tax liability	(493.0)	(527.6)
Net deferred income tax liability	$(214.6)	$(219.7)

Our deferred income tax assets and deferred income tax liabilities at December 31, 2012 and 2011, are included in the accompanying Consolidated Balance Sheets as follows:

	December 31,
	2012	2011
	(In millions)
Current deferred income tax assets, included in other current assets	$8.4	$10.6
Long-term deferred income tax assets, included in other assets	$4.7	$5.6
Long-term deferred income tax liabilities	(227.7)	(235.9)
Net deferred income tax liability	$(214.6)	$(219.7)

We record deferred income taxes on the temporary differences of our foreign subsidiaries and branches, except for the temporary differences related to undistributed earnings of subsidiaries which we consider indefinitely invested. We have indefinitely invested $85.7 million attributable to pre-2004 undistributed earnings of our Canadian and Chilean subsidiaries. If the pre-2004 earnings were not considered indefinitely invested, $5.7 million of deferred U.S. income taxes would have been provided.

At December 31, 2012, we had U.S. federal and state net operating loss carryforwards of $82.2 million which will expire at various times between 2013 and 2029. We also had foreign net operating loss carryforwards totaling $335.0 million of which $26.8 million will expire between 2013 and 2029 and the remaining $308.2 million will carryforward indefinitely. Foreign capital loss carryforwards of $20.0 million may be carried forward indefinitely. The deferred tax asset related to the net operating loss and capital loss carryforwards is $107.3 million of which $100.0 million has been fully reserved in the deferred tax valuation allowance. Additionally, we had foreign tax credit carryforwards of $54.2 million, of which $5.9 million will expire in 2022 and $48.3 million will be available to be utilized upon repatriation of foreign earnings. We also had state credit carryforwards of $0.6 million which will begin expiring in 2017.

Cash paid for income taxes, net of amounts refunded, was $181.7 million, $127.5 million and $163.7 million during the twelve months ended December 31, 2012, 2011 and 2010, respectively.

We recognize interest and penalties accrued related to unrecognized tax benefits in the provision for income taxes on our Consolidated Statements of Income.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In millions)
Beginning balance (January 1)	$19.9	$20.5
Increases related to prior year tax positions	1.9	2.8
Decreases related to prior year tax positions	(0.5)	(0.3)
Increases related to current year tax positions	2.6	3.3
Decreases related to settlements	(1.0)	(3.9)
Expiration of the statute of limitations for the assessment of taxes	(3.3)	(2.0)
Currency translation adjustment	(0.1)	(0.5)
Ending balance (December 31)	$19.5	$19.9

We recorded liabilities of $24.2 million and $25.1 million for unrecognized tax benefits as of December 31, 2012 and 2011, respectively, which included interest and penalties of $4.5 million and $5.2 million, respectively. As of December 31, 2012 and 2011, the total amount of unrecognized benefits that, if recognized, would have affected the effective tax rate was $20.6 million and $18.9 million, respectively, which included interest and penalties of $4.1 million and $4.5 million, respectively. The accruals for potential interest and penalties during 2012 and 2011 were not material.

Equifax and its subsidiaries are subject to U.S. federal, state and international income taxes. We are generally no longer subject to federal, state or international income tax examinations by tax authorities for years before 2007. Due to the potential for resolution of state and foreign examinations, and the expiration of various statutes of limitations, it is reasonably possible that Equifax’s gross unrecognized tax benefit balance may change within the next twelve months by a range of zero to $11.4 million.